Preferred shares and share capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 28, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common shares, authorized (in shares)			400,000,000	400,000,000
Common shares, par value (in dollars per share)			$ 0.01	$ 0.01
Dividend reinvestment program discount rate percentage			3.00%
Fairfax Notes
Class Of Stock [Line Items]
Warrants issued in conversion of debt		1,000,000
Term of warrants		5 years
Warrants outstanding exercise price (in dollars per share)		$ 13.71
Fairfax Notes | 2026 Fairfax Notes
Class Of Stock [Line Items]
Debt converted		$ 200,000
Fairfax Notes | 2027 Fairfax Notes
Class Of Stock [Line Items]
Debt converted		$ 100,000
Restricted shares
Class Of Stock [Line Items]
Granted (in shares)			75,910
Shares forfeited during period			(11,984)	0	0
Restricted stock units
Class Of Stock [Line Items]
Granted (in shares)			819,381
Shares forfeited during period			(35,402)	(79,635)	(33,466)
Series J cumulative redeemable
Class Of Stock [Line Items]
Shares issued (in shares)		12,000,000
Dividend rate per annum (in percent)		7.00%	7.00%
Liquidation preference		$ 300,000	$ 300,000	$ 0
Period at stated dividend rate			5 years
Annual increase after initial period at stated rate (in percent)			1.50%
Maximum dividend rate (in percent)			11.50%
Fairfax Financial Holdings Limited
Class Of Stock [Line Items]
Warrants outstanding exercise price (in dollars per share)				$ 13.00
APR Energy Ltd
Class Of Stock [Line Items]
Shares issued (in shares)	29,891,266
Shares reserved for future issuance	6,664,270		6,145,707
Common shares previously issued				1,849,641
Shares forfeited				557,139
Shares permanently forfeited for post closing purchase price adjustments				1,122,290
Treasury shares			727,351	727,351
Common shares released from holdback			350,138	318,637
APR Energy Ltd | Fairfax Financial Holdings Limited
Class Of Stock [Line Items]
Shares issued (in shares)	775,139